SCHEDULE OF GOVERNMENT SUBSIDY (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Government Assistance [Line Items]
Government subsidies amount	$ 5,258	$ 1,706
Subsidy One [Member]
Government Assistance [Line Items]
Type of Subsidies	Subsidies compensating for expenses or losses	Subsidies compensating for expenses or losses
Accounting Treatment	The government subsidy is recognized as government grant income when the amounts are received and conditions are met.	The government subsidy is recognized as government grant income when the amounts are received and conditions are met.
Government subsidies amount	$ 5,060	$ 1,426
Subsidy Two [Member]
Government Assistance [Line Items]
Type of Subsidies	Subsidies related to fixed assets	Subsidies related to fixed assets
Accounting Treatment	The Company recorded subsidies as other liabilities when received and recognized government subsidies as government grant income over the depreciable lives of the related fixed assets for which the subsidies are intended to compensate.	The Company recorded subsidies as other liabilities when received and recognized government subsidies as government grant income over the depreciable lives of the related fixed assets for which the subsidies are intended to compensate.
Government subsidies amount	$ 198	$ 280